Mar. 20, 2025
Cambria Fixed Income Trend ETF
Cambria Fixed Income Trend ETF
Investment Objective
The Fund seeks income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	Cambria Fixed Income Trend ETF Cambria Fixed Income Trend ETF
Management Fee:	0.49%	[1]
Distribution and/or Service (12b-1) Fees:	none
Acquired Fund Fees and Expenses,:	0.22%	[2],[3]
Other Expenses:	none	[2]
Total Annual Fund Operating Expenses:	0.71%	[3]
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[2]	Based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights reflect only the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that the operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:
Cambria Fixed Income Trend ETF | Cambria Fixed Income Trend ETF | USD ($)	73	230

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities, including individual bonds as well as exchange-traded funds (“ETFs”) that invest primarily in bonds. Fixed income securities include, but are not limited to, the following fixed income categories: U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) such as Treasury bonds, Treasury notes, T-bills and Treasury Inflation-Protected Securities (TIPS); intermediate term (i.e., two-to ten-year maturity), investment grade bonds traded in the United States that comprise the U.S. aggregate bond market; corporate bonds; high yield (or “junk”) bonds; municipal bonds; residential and commercial mortgage-backed securities (“MBS”); convertible securities; preferred securities; private credit; foreign developed government bonds (i.e., developed market sovereign debt); and emerging market government bonds (i.e., emerging market sovereign debt). The Fund may invest in fixed income securities of any duration or maturity.

Utilizing its own quantitative model, the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), generally selects fixed income securities for inclusion in the Fund’s portfolio tactically based on a comparison of current price trends across fixed income categories. Trend can be defined as the direction that prices of a security are moving in, based on where they have been historically. Trends are made up of peaks and troughs. It is the direction of those peaks and troughs that constitute a market’s trend. Whether those peaks and troughs are moving up, down, or sideways indicates the direction of the trend. The Fund will seek to invest in fixed income segments with prices in an uptrend, i.e., demonstrating price trend strength. Cambria uses its quantitative model to track trends across indices representing each fixed income category and selects the Fund’s investments based on the model’s analysis of both short-term and long-term price trend indicators.

No less frequently than on a quarterly basis, the quantitative algorithm evaluates the price trends of various categories of fixed income securities. Although Cambria seeks to weight equally the applicable fixed income categories demonstrating price trend strength (other than T-Bills) in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities that develop between the model’s quarterly calculations.

Cambria expects to obtain exposure to these fixed income securities through investments in other ETFs; however, the Fund may also invest directly in fixed income securities. With respect to private credit, the Fund may obtain exposure to private credit through registered ETFs, but the Fund does not intend to invest directly in private credit as part of its principal investment strategy.

To the extent that the various fixed income categories do not demonstrate price trend strength relative to T-Bills, the Fund may invest up to 100% of its assets in T-Bills, as market conditions warrant. However, if certain categories of the fixed income universe demonstrate significant price trend strength, the Fund may invest a significant portion of its assets in each of those applicable fixed income security categories with potentially no allocation to T-Bills.

Although the Fund employs a model-based investment approach based on Cambria’s proprietary, quantitative algorithm, the Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings at least quarterly to meet the investment criteria and target allocations (e.g., security weights) established by the Fund’s quantitative algorithm.

Principal Risks
Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.cambriafunds.com/cfit.